JOHCM Emerging Markets Small Mid Cap Equity Fund
FUND SUMMARY JOHCM Emerging Markets Small Mid Cap Equity Fund
Investment Objective
The investment objective of the JOHCM Emerging Markets Small Mid Cap Equity Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees JOHCM Emerging Markets Small Mid Cap Equity Fund (USD $)	Institutional Shares	Class I Shares	Class II Shares	Class III Shares
Shareholder Fees (Fees paid directly from your investment)	none	none	none	none
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	none	none	none	none
Redemption Fee	none	none	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JOHCM Emerging Markets Small Mid Cap Equity Fund		Institutional Shares	Class I Shares	Class II Shares	Class III Shares
Management Fee		1.30%	1.30%	1.30%	1.30%
Distribution (Rule 12b-1) fees		none	none	none	0.50%
Shareholder Servicing Fee		none	0.10%	0.25%	none
Administration, Accounting, Custody and Other Fees		1.86%	1.86%	1.86%	1.86%
Total Other Expenses	[1]	1.86%	1.96%	2.11%	1.86%
Total Annual Fund Operating Expenses		3.16%	3.26%	3.41%	3.66%
Fee Waivers and Reimbursements	[2]	(1.62%)	(1.62%)	(1.62%)	(1.62%)
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements		1.54%	1.64%	1.79%	2.04%
[1]	"Total Other Expenses" are estimated amounts for the current fiscal year.
[2]	J O Hambro Capital Management Limited (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividend expense on short positions, litigation and indemnification expenses) exceed 1.54%, 1.64%, 1.79% and 2.04% for Institutional Shares, Class I Shares, Class II and Class III Shares, respectively, until January 28, 2016. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividend expense on short positions, litigation and indemnification expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
Expense Example JOHCM Emerging Markets Small Mid Cap Equity Fund (USD $)	1 year	3 years
Institutional Shares	157	823
Class I Shares	167	852
Class II Shares	182	897
Class III Shares	207	971

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategy
The Fund invests, under normal market conditions, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in equity securities issued by small and medium capitalization companies that are listed in, or whose principal business activities are located in, emerging markets, including frontier markets. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, rights and warrants. The Fund may invest in securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Fund would normally invest. Emerging market countries are those countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics. Frontier markets are generally smaller, less liquid and less developed than emerging markets.

Small and mid-capitalization companies are generally defined as companies with market capitalizations at the time of purchase below US$5 billion or in the range of those market capitalizations of companies included in the MSCI Emerging Markets Small Cap NR Index at the time of purchase. The MSCI Emerging Markets Small Cap NR Index is reconstituted semi-annually each May and November. The capitalization range of the MSCI Emerging Markets Small Cap NR Index is between $41 million and $2.3 billion as of July 29, 2014. The size of the companies included in the Index will change with market conditions. If the Fund continues to hold securities of small and mid-capitalization companies whose market capitalization, subsequent to purchase, grows to exceed US$5 billion, it may continue to treat them as small or mid-capitalization companies for the purposes of the 80% requirement.

The Fund also may invest, under normal market conditions, up to 20% of its assets in securities of small developed markets companies that derive, or are expected to derive, a significant portion of their revenues from their operations in emerging or frontier markets.
Principal Investment Risks
All investments carry a certain amount of risk, and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions, and the value of your investment in the Fund also will vary. You could lose money on your investment in the Fund, or the Fund could perform worse than other investments. Investments in the Fund are not deposits of a bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Below are the main risks of investing in the Fund.

Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign, Emerging Markets and Frontier Risk. Investing in non-U.S. markets securities poses additional market risks because political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Some emerging market countries may experience low or slowing growth rates, high inflation, unstable financial institutions, governmental controls and investment restrictions. These risks are magnified in frontier countries, which generally have smaller economies or less developed capital markets than traditional emerging market countries.

Convertible Securities Risk. The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

Investment Company Risk. Shareholders in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the fund invests in addition to the fund’s direct fees and expenses. Investments in other funds also may increase the amount of taxes payable by investors in the Fund.

Currency Risk. Investments in foreign countries are also subject to currency risk. As the Fund’s investments in foreign securities are generally denominated in foreign currencies, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments. Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain such currencies. Certain developing countries face serious exchange constraints.

Geographic Concentration Risk. The risk that events negatively affecting the fiscal stability of a particular country or region in which the Fund focuses its investments will cause the value of the Fund’s shares to decrease, perhaps significantly. To the extent the Fund concentrates its assets in a particular country or region, the Fund is more vulnerable to financial, economic or other political developments in that country or region as compared to a fund that does not concentrate holdings in a particular country or region.

Management Risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual securities will perform as anticipated.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.
Performance Information
Because the Fund does not have returns for a full calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the MSCI Emerging Markets Small Cap NR Index. Also, shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 866-260-9549 (toll free) or 312-557-5913.